Expense Example - Nationwide Investor Destinations Moderately Conservative	Class A Shares 1 Year	Class A Shares 3 Years	Class A Shares 5 Years	Class A Shares 10 Years	Class C Shares 1 Year	Class C Shares 3 Years	Class C Shares 5 Years	Class C Shares 10 Years	Class R Shares 1 Year	Class R Shares 3 Years	Class R Shares 5 Years	Class R Shares 10 Years	Class R6 Shares 1 Year	Class R6 Shares 3 Years	Class R6 Shares 5 Years	Class R6 Shares 10 Years	Institutional Service Class Shares 1 Year	Institutional Service Class Shares 3 Years	Institutional Service Class Shares 5 Years	Institutional Service Class Shares 10 Years	Service Class Shares 1 Year	Service Class Shares 3 Years	Service Class Shares 5 Years	Service Class Shares 10 Years
USD ($)	655	825	1,009	1,541	260	496	855	1,867	119	372	644	1,420	52	164	285	640	67	211	368	822	94	293	509	1,131